Fair Value Measurements And Financial Instruments (Narrative) (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 28, 2013 Intangible Asset Charges [Member]	Dec. 31, 2011 Intangible Asset Charges [Member]	Sep. 29, 2012 Neuromodulation [Member]	Dec. 29, 2012 Neuromodulation [Member] Intangible Asset Charges [Member]	Dec. 31, 2011 Cardiac Rhythm Management [Member]	Dec. 28, 2013 CATD [Member]	Dec. 28, 2013 CATD [Member] Intangible Asset Charges [Member]	Dec. 29, 2012 CATD [Member] Intangible Asset Charges [Member]	Dec. 31, 2011 2011 Restructuring Plan [Member] Fixed Asset Charges [Member]	Dec. 31, 2011 2011 Restructuring Plan [Member] Cardiac Rhythm Management [Member] Fixed Asset Charges [Member]	Dec. 28, 2013 Customer Lists And Relationships [Member] Intangible Asset Charges [Member]	Dec. 29, 2012 Customer Lists And Relationships [Member] Intangible Asset Charges [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
cash equivalents at carrying value excluding money market securities	$ 498	$ 230
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)			29						29
Other asset impairment charges											26	12
Estimated fair value after write-down					3		13	50
Impairment of Intangible Assets, Finite-lived				52		23				8			13	2
Fair Value, Estimate Not Practicable, Cost Method Investments	69	151
Aggregate fair value, fixed-rate debt obligations	2,236
Aggregate carrying value, fixed-rate debt obligations	2,304
Aggregate carrying value, other debt obligations	$ 1,276